Consolidated Balance Sheets (Parenthetical) - shares	May 31, 2022	Nov. 30, 2021	Nov. 30, 2020
Consolidated Balance Sheets
Common shares, issued	33,092,665	33,092,665	23,678,105
Common shares, outstanding	33,092,665	33,092,665	23,678,105